COLT 2022-8 ABS-15G

Exhibit 99.8

Loan Level Exceptions
Run Date - XX/XX/XXXX

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Dummy ID	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 5/24/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $270.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower owns an investment property at XXXX, St Louis, MO. The loan file contains an email from the borrower p.649 which states the mortgage for XXXX, St Louis, MO is paid off. The loan file is missing documentation verifying the mortgage for XXXX, St Louis, MO is paid off. The credit report p.152 does not reflect any mortgages open or closed.

*** (CURED) Missing income documentation (ATR) - EV R
																COMMENT: The lender used rental income from the investment property at XXXX, St Louis, MO to qualify and the rental income worksheet is on p.395. The CHL Expanded Guidelines Section 7.5.22.3 states: Rental income from another property owned prior to loan application should be calculated using the borrower’s federal income tax returns for the most recent 2-year period (Cash Flow Analysis of Schedule E). Income should be averaged. For properties owned for less than 1-year, rental income should be calculated using the lesser of 75% of the current lease minus the full PITIA; OR Cash flow analysis of the Schedule E from the most recent year’s federal income tax return using the actual months rented. The mortgage for this property is not on the credit report p.152; however, the mortgage printout from XXXX p.399 shows a Last Advance dated of 12/4/2020 which indicates the borrower has owned the property for more than 1 year. The loan file contains the Lease p.412 showing monthly rent of $1050. The loan file is missing the most recent 2-year period federal tax returns with the Schedule E for XXXX, St Louis, MO. The rental income could not be calculated at audit and the lender rental income was used.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance.  The changes resulted in threshold to go above allowable tolerance.  A cost to cure in the amount of $570.90 is required. The defect may be resolved by providing the missing document, reimbursing the consumer, or providing a valid reason for the increases. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - SPL missing - EV R
																COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Income documentation is incomplete - EV 2
															COMMENT: Per the guidelines NP Inc. Non-QM Flex Guidelines dated 12/07/2021, a minimum of 12 or 24 months bank statements, from the same account, were required to calculate the borrower's income. The loan file contained 11 months business bank statements, dated 06/01/2021 - 06/30/2021 thru 04/01/2022 - 04/29/2022, for the business account used, Chase Business Checking XXXX - XXXXXX), to calculate the borrower’s income. The business XXXX, which was an extension of the borrower’s business Smith’s Global Enterprises LLC, had a business filing date of 03/23/2021; therefore, the bank statement dated 05/01/2021 should have been provided. Missing business bank statement dated 05/2021. 6/6/2022: exception received for 11 month bank statements to qualify. The following compensating factors were stated, 6 months reserves greater that the program requirement, high discretionary income and borrower has actually been self employed over 2 years and began to flow business income to XXXX's bank account and a 0 x 30 12 on housing history.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   The maximum DTI ratio per Lender Guidelines is <= 45%. The loan file contains an Exception Request Form (p. 212) due to the DTI exceeding investor limits, with the following compensating factors, reserves and LTV 15% below max for program.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 2
COMMENT: The maximum DTI ratio per Lender Guidelines is <= 45%. The loan file contains an Exception Request Form (p. 212) due to the DTI exceeding investor limits, with the following compensating factors, reserves and LTV 15% below max for program.	*** (CURED) Missing Doc - EV R
																COMMENT: The loan file is missing documentation that the borrower's current primary residence located at XXXX and 3 investment properties located XXXX, XXXX and XXXX are owned free and clear.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Lender Guidelines, Section 4.12: All judgments or liens affecting title must be paid as title must ensure new 1st lien position without exception. Written explanation from the borrower for any judgments, garnishments, or liens less than 7 years old is required. The final CD (p. 59) indicates the borrower paid off a state tax lien and a judgment. The state tax lien and judgment were listed on Schedule B of the title commitment in file (p. 446). A written letter of explanation from the borrower for the tax lien dated 1/18/2022 was not located in the loan file.

*** (CURED) Missing Doc - EV R
																COMMENT: The file is missing an executed W-9 for the borrower. The first page of the W-9 in file is cutoff and does not contain the borrower’s signature or date (p. 184, p. 98). A fully executed W-9 for the borrower was not located in the loan file.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Per guidelines, section 12.2.3.2, a lease is required for refinance transactions under the Investor Plus Program. The appraisal (page 389) reflects that the subject property is Tenant Occupied. The loan file did not contain a lease for the subject property.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   Audit income is $10,846.06 resulting in a DTI of 47.183% (slightly lower than origination 47.285%) which exceeds guideline maximum of 45%.  The loan file contains an approved exception (p.151) for a DTI of up to 50% based on the low LTV.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 2
COMMENT: Audit income is $10,846.06 resulting in a DTI of 47.183% (slightly lower than origination 47.285%) which exceeds guideline maximum of 45%. The loan file contains an approved exception (p.151) for a DTI of up to 50% based on the low LTV.	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing the Wells Fargo #XXXX business statement ending 4/30/2022 that was utilized to calculate the income.  The file contains a printout covering these dates; however, the actual bank statement is missing.

*** (CURED) Missing Title evidence - EV R
																COMMENT: The loan file is missing the preliminary title. The loan file contains one page of a Title Supplement 1 (p.437); however, the complete preliminary title is missing.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Per the applicable guidelines, page 3, on the product guidelines section, requires  a Minimum Tradelines: 3 tradelines reporting for 12+ months or 2 tradelines reporting for 24+ months all with activity in the last 12 months. On the credit report on file, page 72, reflects only 2 revolving accounts one of them with only 6 months of history.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: The loan closed 5/24/2022. The guideline allows higher rents used when within 15% of appraised value of rents and with 3 months received rents. Utilizing the market monthly rent of $5,000 results in a DSCR of .383. The home was renovated from 9/2021 to 3/5/2022. The average 8 month rents received in 2021 was $11,509. The rents received for March 2022 was $23,100. The file contained an exception to utilize the weekly rents from XXXX. Applying the new rent after renovation the DSCR is 1.77.	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
																COMMENT: Per applicable guidelines, page 62, section 13.9, requires Rent Loss Insurance for the subject property is required and must equal at least 6 months of local average monthly rents. The HOI declaration page, page 427, reflects a $30,000 for rental loss or Fair rental value, Furthermore, the flood insurance on file, page 488, reflects a $5,000 loss of use, for a total of $35,000. The PITI on for the subject property is $13,046.18 X 6 =$78,289.08. Short $43,289.08.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title report, on page 1063 of the loan file, does not disclose a proposed policy amount. The insured amount should be $XXXX which is the amount of the subject loan. The title provided in the loan file is missing evidence of sufficient coverage.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The borrower had gift funds of $45,000.00. The loan file contained a gift letter, on page 458 of the loan file. The CHL Expanded Credit Guidelines dated 05/02/2022, disclosed gift funds must be verified as either currently in the donor’s account or evidence of transfer into the borrower’s account by: Copy of the donor’s check and the borrower’s deposit slip, Copy of the donor’s withdrawal slip and the borrower’s deposit slip, Copy of the donor’s check to the closing agent, Evidence of wire transfer from donor to borrower, or Settlement statement showing receipt of the donor’s check. The loan file contained incomplete gift funds verification documents, as it only contained a copy of the gift funds letter and no evidence of the gift funds still in the donor’s account, transfer into the borrower’s bank account, or direct transfer to the lender.

*** (CURED) Title holder is not an individual - EV R
COMMENT:   The preliminary title report, on page 1063 of the loan file, disclosed it was vested in XXXX, which was the seller of the subject property. Per the CHL Expanded Credit Guidelines dated 05/02/2022, only loans qualifying under the Investor Plus program allowed for vesting to be in the name of an LLC or business entity. Per the loan file notes, on page 182 of the loan file, the subject loan transaction was a Homeowner Plus program loan for the purchase of an owner occupied property not an investment property; therefore, had the wrong vesting. The title provided in the loan file has the incorrect vesting.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 5/25/22 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/26/22. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan had a tolerance violation at consummation and it was resolved no later than 60 days after consummation. Because it was cured timely, grade is EV2 (B).	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Title Commitment in file (p. 1794) reflects Mortgagee Coverage of $1,768,900. Evidence of Mortgagee Coverage in the amount of $1,955,056 was not located in the loan file.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Two years business returns and Profit & Loss statements for XXXX and Sisterly XXXX were not located in the loan file.

*** (CURED) Missing Doc - EV R
COMMENT:   The final loan application for the borrower and co-borrower (p. 2019) states that the borrowers have or will be applying for a mortgage loan on another property before closing this transaction that is not disclosed on the loan application. Documentation of this loan was not located in the loan file.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, 10/15/2021. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on 9/17/2021 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $155.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii). The only CD's provided were dated 5/16. One of them (printed 10:57AM) does not appear to have been received by the borrower. The other (printed 12:24PM) was signed as consummation, 5/16/2022. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/16/2022. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	2	2	2	1	1	2	1	1		*** (OPEN) Loan does not conform to program guidelines - EV 2 COMMENT: Lender exception: Qualifying on employment offer/contract -91 days start date after COE guidelines max is 60 days.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	3	2	1	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject transaction originated as a 12 month Business Bank Statement Program. The borrowers have not been self-employed for two years as required in Section 7.3 of the Lender Guidelines. An Exception Form was located in the loan file for length of self-employment (p. 243). Exception in file dated 4/14/2022 for less than 2 years as self employed as contract licensed RN's.  Co borrower graduated in 5/202, business started 3/2021, Borrower has 1 year 1 month in line of work.  Borrowers have 12 months reserves, educational background for field, 732 Fico score.

*** (OPEN) TRID- SPL late - EV 2
COMMENT: The Service Provider List issued on 4/6/2022 was not disclosed within 3 days of the application date, 3/17/2022. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The personal bank statement in file for XXXX share account #XX (p.XXXX) reflects a $47,000 deposit from the borrowers’ business account (p. 316). A CPA letter regarding use of business funds for the downpayment and reserves was not located in the loan file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The borrower is 50% owner of XXXX and the co-borrower is 50% owner of JL Anesthesia, resulting in combined ownership of 100%. The income stated on the initial application was lower than the 12 month average deposits minus a 40% expense factor. Based on the income disclosed on the original 1003, total income for both borrowers is $12,042.38 which increases the DTI to 44.106%, which exceed the maximum DTI of <=43%.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   A total of 11 months bank statements were provided on a 12 month bank statement program loan. The Letter of Explanation in file (p. 298) indicates the borrower actively worked for the business beginning in March 2021. A business bank statement for 4/30/2021 was not located in the loan file for a complete 12 months business bank statements.

*** (CURED) Missing Doc - EV R
COMMENT:   A fully executed W-9 form for the co-borrower was not located in the loan file.

*** (CURED) Note data is missing or inaccurate - EV R
COMMENT:   Per the initial application (p. 141), the borrower applied for individual credit. The co-borrower was later added to the transaction and the final application (p. 716) is for joint credit with the borrower and co-borrower. The Note in file (p. 678) is only signed by the borrower. A fully executed Note signed and dated by both borrowers was not located in the loan file.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 4/15/2022 and 4/29/2022 was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee and Final Inspection Fee. A cost to cure in the amount of $1,235.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). Note: A cost to cure in the amount of $1,264.80 is required. However, because $29.80 was reimbursed, only $1,235.00 is now due.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii). The only CD's provided were dated 4/29. One of them (printed 2:17PM) does not appear to have been received by the borrower. The other (printed date not visible) was signed as consummation, 4/29/2022. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 4/29/2022. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Per the guidelines, section 13.1.4, all loans are required to have a signed Business Purpose Disclosure. There is no signed Business Purpose Disclosure found in the loan file.

*** (CURED) Credit score not provided - EV R
																COMMENT: Per the guidelines, section 13.4.2., a credit report is required for every borrower. There is only a credit report for one borrower found in the loan file and the loan closed with two borrowers.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The Guidelines Section 10.7.4 states: Loan amounts less than or equal to $1,500,000 require one appraisal and a FNMA Collateral Underwriter Score (CU Score). If the CU score is not reporting or is 2.5 or above a CDA must be ordered and valuation must be no less than a 10% variance to utilize the current appraised value. The subject loan amount is $360,000. The FNMA UCDP p.371 does not reflect a CU score and the loan file is missing the CDA.

*** (CURED) Missing asset documentation (ATR) - EV R
																COMMENT: The loan file is missing the source of the 5/2/2022 $59,000 deposit into XXXX savings #XXXX which was then transferred to the checking #XXXX. Per the deposit description on p.264, the deposit is from Loan 92; however, there is no documentation for this loan or whatever the source of the $59,000 is. The $59,000 cannot be backed out of the account balance as that would leave the borrower short verified funds for closing.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT: Lender approved exception 5/19/2022. Exception (1) For RSU Continuance cannot be documented is to allow RSU's that do not have an explicit 3 years continuance that cannot be documented. Exception (2) DTI 51.39%, exceeds the Max allowed DTI 45%.	*** (CURED) Hazard Insurance - EV R
																COMMENT: Hazard Insurance coverage insufficient. The Original loan amount $XXXX. Dwelling coverage $358,100.00. Coverage does not state 100% Replacement Cost Coverage on the policy declaration page. Per Declaration Replacement Cost Coverage and Expanded Replacement Cost "NO".
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT: 47.845% DTI exceeds maximum of 45%. Approved lender exception (pg 190) allowing credit profile short of minimum trade line requirements and allowing 47.85% DTI. Compensating factors noted per lender: 80% LTV when program max is 85%, payment of rent documented at 0x30x60 pay history and new mortgage payment is less than previous rent obligation, and 6 months reserves is higher than 3 months required.	*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   47.845% DTI exceeds maximum of 45%. Approved lender exception (pg 190) allowing credit profile short of minimum trade line requirements and allowing 47.85% DTI. Compensating factors noted per lender: 80% LTV when program max is 80%, payment of rent documented at 0x30x60 pay history and new mortgage payment is less than previous rent obligation, and 6 months reserves is higher than 3 months required.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Missing verification of rental history. VOR from management company/institution or If the borrower is making payments to an individual or interested party, a copy of the current lease and 12 months of canceled checks or bank statements must be obtained.  VOR history is also being considered for compensating factor.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: NV Real Estate license look up (pg 343) is dated 6/7/22. Note date is XXXX. Missing verification of the existence of the business within 10 business days of closing (per Guidelines section 7.5.25.1, pg 28-29).
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The DTI ratio of 52.668% exceeds the maximum DTI of 45%. The credit report in file (p. 152) includes 4 auto loans with XXXX and XXXX that are paid by the business. Lender Guidelines, Section 5.4 states that if the debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction.
The business bank statement reflect 6 months payment of the auto loans for XXXX($1,657 month) and XXXX ($568 month). The business bank statements do not reflect 6 months payments on the auto loan with XXXX ($1,273 month) as the loan was 1x30, 1x60 in 2/2022 and 3/2022. The auto loan with XXXX ($1,492 month) was also included as the loan originated 11/2021 and the bank statements only reflect two months payments by the business. When these auto loan payments are included, the DTI increases to 52.668%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The DTI ratio of 52.668% exceeds the maximum DTI of 45%. The credit report in file (p. 152) includes 4 auto loans with XXXX and XXXr that are paid by the business. Lender Guidelines, Section 5.4 states that if the debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction.
The business bank statement reflect 6 months payment of the auto loans for XXXX ($1,657 month) and XXXX($568 month). The business bank statements do not reflect 6 months payments on the auto loan with XXXX($1,273 month) as the loan was 1x30, 1x60 in 2/2022 and 3/2022. The auto loan with XXXX($1,492 month) was also included as the loan originated 11/2021 and the bank statements only reflect two months payments by the business. When these auto loan payments are included, the DTI increases to 52.668%.

*** (CURED) Missing Doc - EV R
COMMENT:   Business debts appearing on the borrower's credit report  with XXXX (3 loans) and XXXX were excluded from the borrower's monthly liabilities at origination. Lender Guidelines, Section 5.4 states that if the business debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction. Tax returns reflecting the business income deduction were not located in the loan file.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The initial loan application (p. 113) indicates the borrower will not occupy the subject property as their primary residence. Additionally, a Supplemental Addendum to the appraisal (p. 405) indicates the rental survey has been removed from the report at the lender’s request. The borrower is buying down in value based on the value of their current primary residence as indicated on the final 1003 (p. 738). A letter of explanation for the purchase of the subject property as a primary residence was located in the loan file (p.220); however, an explanation for the occupancy discrepancy between the initial and final loan applications, along with the request for removal of the rent survey from the appraisal, was not located in the loan file.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii)). The initial CD is missing from the loan file. The only CD provided was issued 5/18/22 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/18/22. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing asset documentation (ATR) - EV 2
COMMENT: The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement. The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
COMMENT:   The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement.  The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement.  The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Missing copy of lease agreement from loan file.  Per guidelines section 13.2.3.2, a current lease at time of close is required for all refinance transactions.

*** (CURED) Note data is missing or inaccurate - EV R
																COMMENT: City in property address is misspelled on all legal documents. All Closing documents reflect city name as XXXX, when title, appraisal and legal description refer to the property city as XXXX.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The gift letter in from indicates the borrower received gift funds from their brother in the amount of $25,000 (p. 273). The gift letter indicates the gift funds were transferred directly to title; however, documentation of the gift funds transferred to title and/or receipt of $25,000 in gift funds by the borrower were not located in the loan file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The DTI of 48.68% exceeds the maximum DTI of <=45%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The DTI of 48.68% exceeds the maximum DTI of <=45%.

*** (CURED) Missing Documentation - EV R
																COMMENT: Business assets were used for the earnest money deposit of $4,500 and the $15,000 draw/large deposit to the borrower's Wells Fargo account. A signed letter from a CPA or borrower verifying the withdrawal of funds for the transaction will not have a negative impact on the business was not located in the loan file.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Per the guidelines, section 13.1.4, a signed Business Purpose Disclosure is required for all loans. The business purpose disclosure is missing from the loan file.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Per the guidelines, section 13.1.4, a signed Business Purpose Disclosure is required on all loans. The Business Purpose Disclosure is missing from the loan file.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
																COMMENT: The guidelines section 13.9 stated Rent Loss Insurance for the subject property is required and must equal at least 6 months of local average monthly rents. The insurance policy on page 470 of the file included Fair Rental loss coverage, however did not state the coverage amount.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The final CD for the sale of the borrower's property located at XXXX (p. 274) is not signed or dated by the borrower/sellers, purchaser or settlement agent. A fully executed final settlement statement verifying net proceeds of $463,064.99 and evidencing payoff of the current mortgage with XXXX was not located in the loan file.

*** (CURED) Hazard Insurance - EV R
																COMMENT: The Homeowners Insurance information in file (p. 477) is a Binder. Verification of Homeowners Insurance via the policy, declaration page or evidence of insurance was not located in the loan file.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The Foreign Credit Letter (pg 312) reports two trade lines (excluding the two savings accounts). Per lender guidelines, Three open accounts with a 12 mos. history must be documented for each borrower reflecting no late payments.  The borrower primary residence is free and clear; however, per the CPA the borrower does not pay taxes or insurance on the primary residence. The loan file is missing one additional trade line to meet the minimum requirement.

*** (CURED) Missing credit report - EV R
COMMENT:   Foreign National. Qualified with Foreign Credit.

*** (CURED) Missing income documentation (ATR) - EV R
																COMMENT: The CPA Letter (pg 393) does not include 2022 YTD earnings. Per lender guidelines: Letter from a CPA providing income for the last 2 years and YTD earnings.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	3	1	2	1	1	*** (OPEN) CLTV exceeds guidelines - EV 2
COMMENT: Lender approved loan amount exception of $43,362.19 Max loan amount for Cash out refinance for less than 12 months seasoning calculated at $1,878,637.81, lender acknowledged and approved $1,920,000.00 based on HI discretionary income and DTI of 29.6%.	*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The two months most recent business bank statements include the following large deposits that were greater than 50% of the borrowers earnings that are missing the source of funds and required as they are used to support the P&L income:  1/10/2022 $200,000, 1/14/2022 $29,480.04, 12/16/2021 $184,000.

*** (CURED) Property Issues indicated - EV R
COMMENT:   The FNMA UCDP/SSR report (p.202) reflects three appraisals, one completed by XXXX with a value of $XXXX, one completed by XXXX with a value of XXXX and one completed by XXXX with a value of $XXXX  The loan file only contains the appraisal by XXXX and the appraisal done by XXXX.  The other appraisal with the lower value was not provided.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																COMMENT: The first appraisal reflects the subject as a single family (p.272) with six bedrooms and 5.1 baths built in 1800; however, the second appraisal (p.170) reflects the subject as a one family with an Accessory Unit and has 7 bedrooms and 5.1 baths built in 1900. The loan file does not contain an explanation for the discrepancies.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The final 1003 p.39 shows the borrower is renting at the current primary home at XXXX, Orange, NJ for the prior 5 years with monthly rent of $250. Page 47 of the lender Guidelines states: rental payments not reflected on the original credit report must be documented via an institutional Verification of Rent (VOR). If the borrower is making payments to an individual or interested party, 12 months of cancelled checks or bank statements must be obtained. A VOR is not required but may be requested for clarification. All rental payments should be current at time of closing. If the credit report or VOR reflects a past-due status, updated documentation is required to verify account is current. The loan file is missing documentation to verify the most recent 12 months of rental payment history.
															Exception approved for the lack of rental history with compensating factors for reserves, high residual income and employment stability.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Violation addressed under a separate category

*** (CURED) Hazard Insurance - EV R
COMMENT:   The insurance certificate on page 1014 indicates $194,000 with no indication of replacement costs coverage. The loan amount exceeds the insurance coverage and the appraisal on page 183 reflects estimated rebuild cost of $218,880.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The initial 1003 on page 162 indicates the borrower owns less than 25% of XXXX whereas the final 1003 on page 32 indicates the borrower owns over 25%. The CPA letter on page 959 does not explicitly state the percent ownership of XXXX by the borrower. The Certificate of Organization for XXXX, Inc (XXXX) on page 177 shows the borrower as the registered agent; however, the business search on page 957 reflects 2 other individuals associated with the business, one as the Secretary and the other as CFO. The borrower’s percent ownership could not be determined during the audit. Per the guidelines on page 71, “Verification borrower is minimum 50% owner of business. Ownership percentage must be documented via tax preparer, CPA letter, Operating Agreement, or equivalent”.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) TRID - 10% tolerance violation - EV R
																COMMENT: This loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee on CD dated 4/18/22. A cost to cure in the amount of $30.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Doc - EV 2
COMMENT: Lender guidelines state the 1099s must be validated with a wage and income transcript from the IRS that is missing from the loan file. Exception received dated 5/25/2022 for missing 1099 tax transcripts. The compensating factors listed are 3+ month reserves greater than program requirement, high discretionary income above $3,000. Updated exception received on 5/25/2022 - Accepted and signed for the compensating factors of 3+ month reserves and high discretionary income above $3,000. Loan approved under Flex Select Prime Alt Doc.	*** (CURED) Missing Documentation - EV R
COMMENT:   Per lender guidelines, for a non-arms-length transaction, an appraisal review product is required.  The loan file does not contain one of the following acceptable appraisal review products: AVM, Clear Capital Desk Review, Field Review or Second Full Appraisal.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: The borrower currently rents the subject property from the seller. The loan file does not contain evidence of a timely rental history. The loan file contains a VOR from XXXX; however, it is not completed and does not answer if rent is in arrears or the number of 30 day past due payments. The loan file is missing 12 months canceled checks or bank statements confirming timely payments.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: Per the guideline matrix, page 14, prepayment penalties are not allowed on loan amounts less than $263,404 in PA. The subject loan is for $XXXX. A prepayment penalty addendum to the note was signed by the borrower on 4/14/2022.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	2	1	3	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: Approved lender exception for payment history (pg 739). Compensating factor noted is DTI greater than 10% below program requirement.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No Issue

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Violation addressed under a separate category

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure.  The Revised CD issued on 3/28/22 is above the allowable tolerance (0.125%/0.25% (if ARM)). The revised CD issued on 3/28/22 had an APR of 7.059% which is an increase from the previous CD issued on 3/22/22 with an APR of 6.511%. The APR increased by .548% which is above the allowable tolerance. The Revised CD issued on 3/28/22 at 7:37am and received on 3/31/22 was mailed, and therefore not received by the consumer prior to the consummation date, 3/29/22. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the Revised Closing Disclosure Delivery Date Test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 3/28/22 did not reset the baseline: Mortgage Broker Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 4/5/2022. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject appraisal p.149 was transferred from XXXX to XXXX, Inc per the Appraisal transfer letter p.121 dated 3/30/22. The Guidelines page 84 state: Transferred appraisals are only allowed when the seller has received approval from XXXX. in advance for their appraisal transfer policy in order to ensure compliance with the Home Valuation Code of Conduct (HVCC) and Appraiser Independence Requirements. The loan file does not contain documentation to verify the seller received approval from XXXX. in advance for their appraisal transfer.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: The loan file is missing the payment history for subject’s current mortgage with XXXX. The XXXX mortgage is not reporting on the 2/21/2022 credit report p.311 or the 3/1/2022 credit report p.330. Page 47 of the Guidelines states: Mortgage payments not reflected on the original credit report must be documented via an institutional Verification of Mortgage (VOM). A combined total of all late mortgage and rental payments in the past 12 months must be used to determine the housing history.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $1,047,110.09. The disclosed finance charge of $1,046,660.09 is not considered accurate because it is understated by more than $100. The loan is understated by $450.00. The following fees were included in the calculation: Administration Fee paid by Borrower: $1,595.00, Prepaid Interest paid by Borrower: $2,374.39, Texas Loan Review paid by Borrower: $150.00, Title Courier Fee paid by Borrower: $12.00, Title E Recording Fee paid by Borrower: $8.74, Title Escrow Fee paid by Borrower: $450.00. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) Missing Documentation - EV R
																COMMENT: The subject appraisal p.139 & 191 was transferred from XXXX to XXXX per the Appraisal transfer letter p.238 dated 4/6/22. The Guidelines page 84 state: Transferred appraisals are only allowed when the seller has received approval from XXXX in advance for their appraisal transfer policy in order to ensure compliance with the Home Valuation Code of Conduct (HVCC) and Appraiser Independence Requirements. The loan file does not contain documentation to verify the seller received approval from XXXX. in advance for their appraisal transfer.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	3	2	1	2	*** (OPEN) IRS Tax Transcripts - EV 2
COMMENT:   The loan file is missing the IRS Personal Tax Transcripts.  Page 55 of the lender Guidelines states the IRS Form 4506-T must be executed by the seller prior to closing.  The signed 4506-C is on p.41.  The loan file contains an Exception for no transcripts on p.584. The exception for no tax transcripts was executed on 4/11/2022 based on the borrower being previously self employed but just started as a W2 employee.  Self employed income not being used to qualify.  The compensaating factors identified were DTI 10% below program max, 6 months reserves and high discretionary income.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 7/7/2022 was provided more than 60 calendar days after the consummation date, 4/18/2022. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) TRID - 10% tolerance violation - EV R
																COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (4/1/2022). A cost to cure in the amount of $20.25 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing sufficient employment documentation (ATR) - EV R
																COMMENT: The loan file does not contain documentation to verify the borrowers ownership percentage. The CPA letter (p.517) only has the expense ratio, does not confirm ownership percentage.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
																COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	3	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title policy reflects a policy amount of $288,000, which is insufficient for the loan amount of $XXXX.

*** (CURED) Application on/after 2010 and Service Provider List is Missing - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The E&O Insurance attached to the appraisal has a policy period from 3/16/2022-3/16/2023; however, the appraisal effective date is 3/15/2022, which is prior to the policy dates.  The loan file is missing the E&O insurance for the appraiser that was active at the time of the appraisal.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   According to the loan application and loan file, the borrower is a first-time home buyer. first-time home buyers are not allowed for the Select Prime Plus-Alt Doc per the matrix.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003 reflects self-employed income of $9,137.54/month consisting of self-employed income of $6,607.52 from XXXX  and $2,530.02 from XXXX.  Origination income is not supported.  Audit income is $6,146.90/month for XXXXX, LLC and $2,102.60 for XXXX for total audit income of $8,249.50.  This results in a DTI of 46.568% which exceeds the guideline maximum of 43%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1008/1003 reflects self-employed income of $9,137.54/month consisting of self-employed income of $6,607.52 from XXXX  and $2,530.02 from XXXX.  Origination income is not supported.  Audit income is $6,146.90/month for XXXX and $2,102.60 for XXXX for total audit income of $8,249.50.  This results in a DTI of 46.568% which exceeds the guideline maximum of 43%.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 4/5/2022. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The P&L’s for both businesses used to calculate the expense ratio (p.312 &370) are signed by the accountant; however, not signed by the borrower as required.  Per lender guidelines, P&L's must be signed and dated by borrower and the tax preparer.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   There is an $8,000 deposit on 3/23/2022 (p.150) into XXXX that is greater than 50% of the gross income and the loan file does not contain the source of funds.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure.  The Revised CD issued on 4/1/2022 is above the allowable tolerance (0.125%). The revised CD issued on 4/1/2022 had an APR of 7.836% which is an increase from the previous CD issued on 3/30/2022 with an APR of 5.801%. The APR increased by 2.035% which is above the allowable tolerance. The Revised CD issued on 4/1/2022 and received on 4/5/2022 was not received by the borrower at least three business days prior to the Consummation Date, 4/5/2022. Without evidence of receipt, it is assumed that the disclosure dated 4/1/2022 was mailed, and therefore not received by the consumer prior to the consummation date, 4/5/2022. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Lender guidelines require a housing history of 0x30x24.  The loan file contains a written VOR for the borrowers current housing history (p.269); however, it does not state the name of the Management Company it was sent to as the “To” section is blank making it an unacceptable verification.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal was completed for Jet Direct Funding Corp.  The loan file does not contain the required transfer letter.  Additionally, the UCDP/SSR report is missing from the loan file.

*** (CURED) TRID - SPL missing - EV R
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). Because the loan failed the revised CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fee on 4/1/2022 did not reset the baseline: Mortgage Broker Fee, $80. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: Per the guidelines on page 55, "Verbal Verifications of Employment must be obtained for each borrower using employment income to qualify. Completed within 10 business days of closing". The VVOE from the borrower's employment through Penn Mutual is missing from the loan file.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	2	2	2	1	1	2	1	1		*** (OPEN) Income documentation does not meet guidelines - EV 2 COMMENT: Flex Select Prime with Lender Approved Exception for no IRS Tax Transcripts for a 1099 Borrower
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
																COMMENT: Per guidelines, page 111, prepayment penalties are required on Investor DSCR transactions when permitted by law. Florida allows a prepayment penalty. The file was missing the prepayment penalty riders for both the mortgage and the note.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing credit report - EV R
COMMENT:   Foreign National. Credit report is not required.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   B1 DL expired 2/10/21 and temporary DL expired 3/21/22.

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: Approved exception for Foreign National living rent free. Bank statements in file supporting rent from 11/2020 - 11/2021 and private VOR. Compensating noted are 6 months reserves greater than program requirement, High Discretionary Income, 5 years in current job.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	1	1	3	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of and increase to the following fees on 5/12/2022 and 4/25/2022 were not accepted because a valid change of circumstance was not provided: Broker Fee and Final Inspection. A cost to cure in the amount of $12,769.25 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the changes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   Per the guidelines, Appraisal Requirements, the max LTV for a Purchase with a DSCR score <1 and loan amount greater than 2,500,000 is 70%. The file contains a 1004 valued at $3,230,000 and the purchase price of $3,225,000. The guidelines require that you take the lower of the appraisal of purchase price, we used a qualifying value of $3,225,000 and the loan amount is $2,580,000, which brings us to an 80% LTV. The DSCR score is 1.205.  an exception in file dated 4/6/2022 was received for 80% LTV vs 70% allowed on program.  compensating factors listed are reserves exceed guideline requirements and debt of credit: prior housing history.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Per the guidelines, Appraisal Requirements, the max LTV for a Purchase with a DSCR score <1 and loan amount greater than 2,500,000 is 70%. The file contains a 1004 valued at $3,230,000 and the purchase price of $3,225,000. The guidelines require that you take the lower of the appraisal of purchase price, we used a qualifying value of $3,225,000 and the loan amount is $2,580,000, which brings us to an 80% LTV. The DSCR score is 1.205. The file included an approved exception (466)

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Per the guidelines, Appraisal Requirements, the max LTV for a Purchase with a DSCR score <1 and loan amount greater than 2,500,000 is 70%. The file contains a 1004 valued at $3,230,000 and the purchase price of $3,225,000. The guidelines require that you take the lower of the appraisal of purchase price, we used a qualifying value of $3,225,000 and the loan amount is $2,580,000, which brings us to an 80% LTV. The DSCR score is 1.205. The file included an approved exception (466)	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The loan file does not contain a RCE and the Hazard Insurance Policy in file does not reflect coverage equal to or greater than the loan amount.

*** (CURED) Missing Title evidence - EV R
																COMMENT: The title is missing from the loan file.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   51.287% DTI exceeds the maximum allowed per guidelines of 50%.  Lender approved using the monthly income of $11,167.37, however the review calculated a lower income of $10,510.02 from the personal and business bank statements in the file.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   51.287% DTI exceeds the maximum allowed per guidelines of 50%.  Lender approved using the monthly income of $11,167.37, however the review calculated a lower income of $10,510.02 from the personal and business bank statements in the file.

*** (CURED) Income documentation is incomplete - EV R
																COMMENT: 12 months consecutive personal bank statements required per guidelines, however only 11 months provided in the file. Missing the January 2022 personal bank statement.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	1	3	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2 COMMENT: Guidelines require seasoned investors. Borrower is novice investor.	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
																COMMENT: The appraisal, dated 3/23/22, was made subject to the double strapping of the Unit 2 water heater. The file did not include a follow up inspection.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage not properly executed - EV R
COMMENT:   All legal documents in the loan file contained misspelled borrowers name including the Note, page 165, and DOT, page 108. The documents were drawn as XXXX. The correct name of both the Holding Company and DBA was XXXX, page 407, and XXXX, page 403.

*** (CURED) Note data is missing or inaccurate - EV R
																COMMENT: All legal documents in the loan file contained mispelled borrowers name including the Note, page 165, and DOT, page 108. The documents were drawn as XXXX. The correct name of both the Holding Company and DBA was XXXX, page 407, and XXXX, page 403.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	1	2	1	*** (OPEN) Appraised value not supported. Form Type and CU Score - EV 2
COMMENT: The subject loan had an approved exception, on page 647 of the loan file, for the use of the CDA value of $445,000.00, on page 39, instead of the origination appraisal value of $500,000.00, on page 1 of the loan file. The variance was 11.0%.	*** (CURED) Missing Fraud Report - EV R
																COMMENT: Per XXXX Non-QM Guidelines v1 dated 04/01/2022, disclosed a fraud report, DataVerify DRIVE Report will be pulled on all loans, and it will include all parties to the transaction. The loan file was missing a copy of the required Fraud Report for the subject loan transaction.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   The borrower has a Chapter 7 bankruptcy discharged 1/2021 (15 months prior to the Note).  There is an approved exception for a bankruptcy being 13 months prior to the Note and not meeting 24-month seasoning requirement based on reserves exceeding guidelines, residual income and DTI (p.548).

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The loan file contains a VOR from a private party (p.115). Per lender guidelines, for a Non-institutional Landlord, payments must be verified with either canceled checks or bank statements and a copy of the lease. The loan file does not contain the copy of the lease and canceled checks or bank statements. Exception received 6/15/2022 for VOR in lieu of canceled checks with compensating factors of reserve exceeding guidelines and residual income.	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the final CD, the borrower gave an EMD of $10,000 and paid $126,643.14 to close.  The EMD is documented (p.86 & 75).  The borrower has verified assets of $120,963.98, which is not sufficient to close and meet reserve requirements.

*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT:   The subject appraised for $426,000 subject to completion per plans and specs.  The loan file does not contain a Completion Report with photos showing the subject is completed.

*** (CURED) Missing Documentation - EV R
COMMENT:   Tax return transcripts show the borrower is married; however, final 1003 states the borrower is unmarried.  The loan file does not contain a divorce decree to verify there are no additional expenses.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003 reflects base pay of $4,378.81 and SS for dependent of $1,671 for total qualifying income of $6,049.81/month.  Origination income is not supported.  Audit income is $4,069.77 and SS of $1,671 for total audit income of $5,740.77.  This results in a DTI of 47.72% which exceeds guideline maximum of 45% for a FTHB.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1008/1003 reflects base pay of $4,378.81 and SS for dependent of $1,671 for total qualifying income of $6,049.81/month.  Origination income is not supported.  Audit income is $4,069.77 and SS of $1,671 for total audit income of $5,740.77.  This results in a DTI of 47.72% which exceeds guideline maximum of 45% for a FTHB.

*** (CURED) Missing asset documentation (ATR) - EV R
																COMMENT: The loan file is missing the XXXX statement ending 3/11/2022. The file contains the statement ending 2/11/2022 (p.74) with an ending balance of $37,262.87 and a printout beginning 3/9/2022 with a beginning balance of $87,916.91 (p.63) but is missing the printout or statement covering 2/11/2022-3/9/2022 that shows the increase of $50,654.04. The file does contain evidence of three transfers from ETrade to XXXX for a deposit of $45,414.66 on 3/4/2022 which would source the increase (p.62). Additionally, the loan file is missing the XXXX statement ending 3/31/2021 showing the balance after the withdrawal of the $70,157.52 total withdrawals.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   Per lender guidelines, a second appraisal is required as the loan amount is greater than $1,500,000 and the LTV is greater than 75%.  The loan amount is $1,575,000 and the LTV is 90% and the loan file does not contain the required second appraisal. The loan file contains a CDA within 10% and an approved exception allowing for the waived second appraisal and use of CDA (p.826) based on time at job and reserves exceeding guidelines.
4/27/2022:  Received approved exception dated 3/2/2022 to waive 2nd appraisal and allow use of CDA.  Compensating factors as noted above.

*** (OPEN) Missing Doc - EV 2
COMMENT:   The lender used rental income for the departure residence based on the rental lease provided; however, per lender guidelines, the loan file must contain the rental lease, proof of receipt of deposit or 1st months’ rent AND evidence rent is near market rent.  The file contains the lease and market rent; however, is missing proof of receipt of deposit or 1st month’s rent.  The loan file contains an approved exception waiving the 1st month rent deposit verification of the departure residence (p.826) based on time at job and reserves exceeding guidelines.
4/27/2022: Received approved exception to waive receipt of 1st month rent/deposit. Compensating factors are time at current job and reserves exceeding guideline requirements.	*** (CURED) Missing Documentation - EV R
COMMENT:   The co-borrower is employed by the borrower’s company.  The loan file does not contain a paystub for the co-borrower.  There is a written VOE (p.516), that states the borrower is paid quarterly and received last pay 12/31/2021 and next pay is due the third week of March.  It states her base pay is $25,000 quarterly ($100,000/year); however, her earnings in both 2020 and 2021 were only $55,000 and the lower was utilized for qualifying.  There is no clarification for the discrepancy.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003 reflects self-employed income for the borrower of $26,792.54 and base pay for the co-borrower of $4,583 for total qualifying income of $31,375.54.  Origination income is not supported.  The borrower’s self-employed income is $24,448.79/month and co-borrower is $4,583.33 for total audit qualifying income of $29,032.12/month resulting in a DTI of 52.908% (when using the Note rate amortized of 360 months per guidelines) which exceeds guideline maximum of 50%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1008/1003 reflects self-employed income for the borrower of $26,792.54 and base pay for the co-borrower of $4,583 for total qualifying income of $31,375.54.  Origination income is not supported.  The borrower’s self-employed income is $24,448.79/month and co-borrower is $4,583.33 for total audit qualifying income of $29,032.12/month resulting in a DTI of 52.908% (when using the Note rate amortized of 360 months per guidelines) which exceeds guideline maximum of 50%.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   Lender guidelines required 1040 transcripts for the tax returns in the file.  The loan file is missing the 2021 tax transcript to support the 2021 tax returns.  There is a transcript stating no record; however, that does not support the returns in the file.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The lender used rental income for the departure residence based on the rental lease provided; however, per lender guidelines, the loan file must contain the rental lease, proof of receipt of deposit or 1st months’ rent AND evidence rent is near market rent.  The file contains the lease and market rent; however, is missing proof of receipt of deposit or 1st month’s rent.  The loan file contains an approved exception waiving the 1st month rent deposit verification of the departure residence (p.826) based on time at job and reserves exceeding guidelines.
4/27/2022:  Received approved exception to waive receipt of 1st month rent/deposit. Compensating factors are time at current job and reserves exceeding guideline requirements.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: Per the 1008, the borrower purchased the XXXX co-op in 2020 for cash. The loan file contains the contract of sale for that purchase and evidence of the insurance and HOA expenses; however, the loan file is missing the Settlement Statement from the purchase to verify it was purchased cash and owned free and clear.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	2	1	1	2	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	2	1	2	1	1	1	1	1			*** (CURED) VVOE > 10 days prior to Note date - EV R COMMENT: Missing self employed VVOE.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
															COMMENT: 75% LTV exceeds guideline Max of 70% for credit with Rep Credit Score of 685 for loan amount of $XXXX and $XXXX Cash-out Refinance . Lender had exception approval in file for 5% LTV exception stating Experience Investor,
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: The loan file did not contain an AUS approval.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: Lender Guidelines for Rental Income on Departure Residence state the following items are required to offset carrying costs or to add to qualifying income: 1) Copy of the current lease and 2) Proof of receipt of deposit or 1st Month's rent and 3) Evidence rent is near market, either a 1007 or other underwriter/loan office obtained confirmation of market rent is required. A 1007 or other underwriter/loan office obtained confirmation of market rent was not located in the file. The file contained an Exception Approval Form (p. 791) for lack of 1007 on Departure Property and use only a month to month lease (p. 658) and rental receipt (p. 115). 5/23 Exception received for use of lease and rental receipt on departure residence. Compensating factors listed are reserve in excess of guideline requirements, 10+ years at job and depth of credit :prior housing history.	*** (CURED) Missing Documentation - EV R
COMMENT:   The letter of explanation from the borrower regarding name variations (p. 458) indicates both names are shown on the borrower's passport, which was attached to the email. A copy of the borrower's passport reflecting the borrower's birth name and alias was not located in the loan file.

*** (CURED) Missing Doc - EV R
																COMMENT: Verification of monthly Homeowners Association Fees (HOA) in the amount of $18.00 was not located in the loan file.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: XXXX Non-QM Guidelines v1 dated 04/01/2022, disclosed 12 month housing history must be verified per a verification of mortgage or rent, or 12 months canceled checks for rental housing history, or housing history disclosed on the OCR. The final 1003, on page 467 of the loan file, disclosed the borrowers’ current primary residence, the subject property, was an owned property which they lived for 2 years. The loan file only contained housing payment history for this property for 3 months 02/24/2022, 03/10/2022, and 04/08/2022, on page 187 of the loan file. The OCR for the borrowers did not disclose the current mortgage for this property. As a result, the required 12 months housing history was not fully verified, for the borrower’s primary residence, as required.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
																COMMENT: The preliminary title report, on page 697 of the loan file, does not disclose a proposed policy amount. The insured amount should be XXXX, which is the amount of the subject loan. The title provided in the loan file is missing evidence of sufficient coverage.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing from file - EV R
COMMENT:   Missing CPA Letter Evidence of the borrower business and ownership position of business must be verified.

*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: Missing HOI Insurance Coverage for subject property. Condo Master Insurance provided cover walls-in with betterments and improvements only.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing from file - EV R
																COMMENT: Loan file missing evidence transferred of gift funds in the amount of $60,000. (1) Copy of the donor’s check to the closing agent, or a settlement statement showing receipt of the donor’s check, (2) when funds are not transferred prior to settlement, the lender must document that the donor gave the closing agent the gift funds in the form of a certified check, a cashier’s check, or other official check. And/or The lender must verify that sufficient funds to cover the gift are either in the donor’s account or have been transferred to the borrower account.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title report, on page 993 of the loan file, does not disclose a proposed policy amount. The insured amount should be XXXX, which is the amount of the subject loan. The title provided in the loan file is missing evidence of sufficient coverage.

*** (CURED) TRID CD at consummation - EV R
																COMMENT: The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on 5/4/22 and received by the consumer on 5/5/22. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the CD (page 230), the cash to close was $188,041.40. Total verified assets were in the amount of $161,166.34, and the EMD, dated 2/9/22, in the amount of $10,000, totaling $171,166.34. The loan application stated assets in the amount of $300,450. Total verified assets were $171,166.34, which is a deficit of $16,875.07.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Per Guidelines, 2 months reserves are required with a DSCR 1 or more. $6,995.55 in reserves are required. Total verified assets amount to $171,166.34 and the cash to close is $188,041.40, resulting in a deficit of $16,875.06.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   Per the CD (page 230), the cash to close was $188,041.40. Total verified assets were in the amount of $161,166.34, and the EMD, dated 2/9/22, in the amount of $10,000, totaling $171,166.34. The loan application stated assets in the amount of $300,450. Total verified assets were $171,166.34, which is a deficit of $16,875.07.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
																COMMENT: Per Guidelines, 2 months reserves are required with a DSCR 1 or more. $6,995.55 in reserves are required. Total verified assets amount to $171,166.34 and the cash to close is $188,041.40, resulting in a deficit of $16,875.06.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The loan file did not contain a copy of an AUS approval.

*** (CURED) Missing Documentation - EV R
COMMENT:   XXXX Non-QM Guidelines v1 dated 04/01/2022, disclosed credit inquires within 90 days of the credit report date require an explanation. The borrower’s credit report was dated 04/01/2022 and had 5 inquires all dated 01/14/2022, which required a letter of explanation. The loan file did not contain the required letter of explanation for the credit inquires on the borrower’s credit report.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   XXXX Non-QM Guidelines v1 dated 04/01/2022, disclosed 12 month housing history must be verified per a verification of mortgage or rent, or 12 months canceled checks for rental housing history, or housing history disclosed on the OCR. The final 1003, disclosed the borrower’s current primary residence was a rental property which they lived for 2 months with a monthly rental amount of $1,825.00 and the previous housing history for the borrower was an owned property, which they lived for 7 years. The loan file did not contain any housing history verification documents for the borrower; therefore, the required 12 months housing history was not verified.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: XXXX Non-QM Guidelines v1 dated 04/01/2022, disclosed for wage earner borrowers a VVOE dated 10 business days prior to the subject note date is required. The subject note date was 04/27/2022. The loan file contained a VVOE dated 04/04/2022, which was 17 days prior to the subject note date and not within the required time frame. The loan file was missing the required VVOE dated 10 business days prior to the subject note date.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	3	2	1	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Per lender guidelines, if there are one or more NSF occurrences in the most recent two months, then three occurrences are allowed.  The borrower has two occurrences in the most recent two months and a total of nine in the 12 months, which exceeds lender guideline max of 3.  There is an explanation in the file from the borrower (p.655).  Additionally, there is an approved exception allowing for NSF’s to exceed allowable based on LTV and time at current job (p.849).

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 6/8/2022 was provided more than 60 calendar days after the consummation date, 3/28/2022. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The co-borrower receives a pension and social security.  The loan file contains the 2020 1099 for both (p.656-657) as well as evidence of receipt dated 12/1 and 12/15/2021, respectively (p.140).  Lender guidelines require the Award letter(s) from the organizations providing the income (Two prior years 1099-R will be acceptable in lieu of award letter), and 30-days current proof of receipt is required.  The loan file is missing the Award letter for the social security and pension or the 2019 1099’s for both.  Additionally, the deposits are greater than ninety days prior to the Note; therefore, evidence of a more recent deposit of both Social Security and pension are required.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   The loan file is missing the proof of the percentage of ownership of the business as required by guidelines for the borrowers self-employed income with Celebrate Prints, Inc.

*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Title Endorsement Fee, Notary Fees, E-Doc Fee, Recording Fee.  A cost to cure in the amount of $345.84 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

																4/28/22 Remains. The COCs provided are not sufficient to cure the violation. The changes to the fees occurred on 3/25; the COCs provided were for changes that occurred on 3/7, 3/11, and 3/17. The changes to the following fees was not accepted because a valid reason has not been provided: Title Edoc (added on 3/25), Title Notary (increased from $150 to 200 on 3/25), Title Endorsement (increased from $189 to $759.30 on 3/25), and Recording fee (increased from $106 to 152 on 3/25). The sum of the changes resulted in the allowable tolerance to go over 10%. A cost to cure in the amount of $345.84 was required of which $35.05 was refunded at consummation. The remainder $310.79 is required. The violation may be cured by reimbursing the consumer or providing a valid reason for the changes on 3/25. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX	4350100248	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Months Reserves Requirement (Fail) - EV 2
COMMENT:   The guidelines, section Reserves require 2 months PITIA for DSCR score >=1.00. DSCR score on file is 1.05. Two months PITIA is $7,216.22. Cash Out funds used as reserves are totaled in the amount of $5,000. File is short $2,216.22.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
															COMMENT: The guidelines, section Reserves require 2 months PITIA for DSCR score >=1.00. DSCR score on file is 1.05. Two months PITIA is $7,216.22. Cash Out funds used as reserves are totaled in the amount of $5,000. File is short $2,216.22.
XXXXXXXXXXXX	XXXXXXXXXXXX	XXXXXXXXXX		4350100248	XXXXXXXXXX	1	1	1	1	1	1	1	1